Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 39,222	$ 26,865
Restricted cash	2,597	2,647
Short-term investments	21,231	20,985
Accounts receivable, net	83,689	75,605
Prepaid expenses and other current assets, net	80,427	70,171
Total current assets	227,166	196,273
Non-current assets
Long-term investment	276	274
Property, software and equipment, net	26,548	27,664
Deferred tax assets, net	10,657	10,453
Other non-current assets	11,525	11,458
Right-of-use assets	509	606
Total non-current assets	49,515	50,455
TOTAL ASSETS	276,681	246,728
Current liabilities
Short-term loan	84,363	83,597
Accounts payable	66,933	56,812
Deferred revenue	3,534	2,421
Tax payable	1,337	1,361
Accrued expenses and other current liabilities	5,320	5,792
Amount due to related parties, current	6,292	6,238
Operating lease liability, current	427	544
Total current liabilities	168,206	156,765
Non-current liabilities
Operating lease liability-non-current	17	21
Amount due to a related party, non-current	17,897	22,761
Warrant liabilities	947	947
Total non-current liabilities	18,861	23,729
Total liabilities	187,067	180,494
Commitments and contingencies (Note 17)
Shareholders’ equity
Additional paid in capital	236,560	208,701
Accumulated deficit	(198,789)	(195,387)
Accumulated other comprehensive loss	(2,966)	(1,432)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	34,816	11,892
Non-controlling interests	54,798	54,342
Total shareholders’ equity	89,614	66,234
TOTAL LIABILITIES AND SHARESHOLDERS’ EQUITY	276,681	246,728
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	6	5
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	$ 5	$ 5